CONVERTIBLE DEBENTURES - Narrative (Details) - CAD CAD in Millions		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Repayment of convertible debentures		CAD 126.6	[1]	CAD 0.0
Convertible debentures
Disclosure of detailed information about borrowings [line items]
Repayment of convertible debentures	CAD 126.6	CAD 126.6

[1]	See Notes 2 and 14.